Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	Meeder Funds
Central Index Key	dei_EntityCentralIndexKey	0000702435
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2017
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Global Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 169% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	169.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in common and preferred stocks. The Fund also invests in equity investment companies ("underlying funds"), which include domestic and foreign mutual funds, as well as in exchange traded funds ("ETFs"), closed-end funds, and unit investment trusts. The Fund may also invest in index funds and index-based investments. Additionally, the Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund's portfolio from a decline in value, or to maintain a fully-invested position in equity securities.

Other than as provided for below, the Fund is fully invested in the equity market at all times and holds a fixed allocation across six distinct investment categories. The mix of investments selected to represent each investment category is variable and actively managed by utilizing the Adviser's quantitative models and by employing a strategic investment selection process. Under normal circumstances, the Fund will invest at least 40% of its net assets in holdings outside the United States, representing at least three different countries. The current target allocation is as follows: 40-55% international holdings, 20-25% domestic large cap holdings, 10-15% domestic mid cap holdings, 5-10% domestic small cap holdings, 5-10% real estate holdings, and 5-10% commodities holdings. Because these are target investment allocations, the actual allocations of the Fund's assets may deviate from the target percentages.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company's stock in an effort to ascertain the probabilities for future price change, based on market factors.

As a defensive tactic, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

Other than as set forth in the Statement of Additional Information ("SAI"), the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Commodities Risk. The Fund may invest in commodities or in underlying funds that invest in commodities. Indirectly investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as international economic, political and regulatory developments such as tariffs, embargoes or burdensome production rules and restrictions.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. The Fund buys equity index futures in connection with its investment strategies to equitize cash positions in the portfolio. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counterparty risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Market Capitalization Risk. A portion of the Fund's assets will be allocated to mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or other individual issuers.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties ("Models and Data"). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Real Estate Risk. The Fund may invest in real estate investment trusts ("REITs") or in underlying funds that invest in real estate, including REITs. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the "Code"), in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

Sector Risk. The underlying investments in the Funds may invest in specific sectors of the stock market. Investing in specific market sectors presents additional components of risk. The performance of sector specific investments is largely dependent on the industry's performance which may be different than the overall stock market. As a result, if a Fund is heavily concentrated in a specific sector, then that particular sector could significantly impact the return of the Fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Turnover Risk. The Fund may actively trade portfolio securities to achieve its principal investment strategies, and can be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund's performance over time and may generate more taxable short-term gains for shareholders.

Value Style Risk. Investing in or having exposure to "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available by visiting www.meederfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31/16
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 2nd Qtr. 2009 20.22%	Worst Quarter: 4th Qtr. 2008 -26.91%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Global Opportunities Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLFGX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
One Year	rr_ExpenseExampleYear01	$ 167
Three Years	rr_ExpenseExampleYear03	517
Five Years	rr_ExpenseExampleYear05	892
Ten Years	rr_ExpenseExampleYear10	$ 1,944
Annual Return 2007	rr_AnnualReturn2007	5.08%
Annual Return 2008	rr_AnnualReturn2008	(43.00%)
Annual Return 2009	rr_AnnualReturn2009	35.79%
Annual Return 2010	rr_AnnualReturn2010	19.96%
Annual Return 2011	rr_AnnualReturn2011	(8.34%)
Annual Return 2012	rr_AnnualReturn2012	13.15%
Annual Return 2013	rr_AnnualReturn2013	23.82%
Annual Return 2014	rr_AnnualReturn2014	5.87%
Annual Return 2015	rr_AnnualReturn2015	(7.21%)
Annual Return 2016	rr_AnnualReturn2016	3.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.91%)
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	7.34%
10 Years	rr_AverageAnnualReturnYear10	2.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2006
Global Opportunities Fund | Adviser Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBPAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
One Year	rr_ExpenseExampleYear01	$ 150
Three Years	rr_ExpenseExampleYear03	465
Five Years	rr_ExpenseExampleYear05	803
Ten Years	rr_ExpenseExampleYear10	$ 1,757
Global Opportunities Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBPIX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
One Year	rr_ExpenseExampleYear01	$ 133
Three Years	rr_ExpenseExampleYear03	415
Five Years	rr_ExpenseExampleYear05	718
Ten Years	rr_ExpenseExampleYear10	$ 1,579
Global Opportunities Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.07%
5 Years	rr_AverageAnnualReturnYear05	5.62%
10 Years	rr_AverageAnnualReturnYear10	1.44%
Global Opportunities Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.13%
5 Years	rr_AverageAnnualReturnYear05	5.45%
10 Years	rr_AverageAnnualReturnYear10	1.66%
Global Opportunities Fund | MSCI ACWI (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.86%	[2]
5 Years	rr_AverageAnnualReturnYear05	9.36%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.56%	[2]
Global Opportunities Fund | Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.58%	[3]
5 Years	rr_AverageAnnualReturnYear05	8.42%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.68%	[3]
Aggressive Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AGGRESSIVE GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 361% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	361.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund pursues its investment objective by investing primarily in common stocks of small and mid-cap companies, which generally have market capitalizations within the range of companies comprising the Russell 2500 Index. The Fund also invests in equity investment companies ("underlying funds"), which include domestic and foreign mutual funds, as well as in exchange traded funds ("ETFs"), closed-end funds, and unit investment trusts. Guided by the Adviser's quantitative models, the Adviser uses an aggressive growth strategy in choosing the Fund's investments, which include smaller or newer companies that are more likely to grow, but also more likely to suffer more significant losses compared to larger or more established companies. The Fund also invests in fixed income securities. In addition, the Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund's portfolio from a decline in value, or to maintain a fully-invested position in equity securities. The Fund may also invest in index funds and index-based investments.

Under normal circumstances, the Fund will have a minimum of 80% and a maximum of 95% of its assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select investments without limitation to market capitalization range or sectors. Under normal circumstances, the fund will invest 10% to 40% of its assets in international equity securities or underlying funds primarily investing in international equities, including companies that conduct their principal business activities in emerging markets.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company's stock in an effort to ascertain the probabilities for future price change, based on market factors.

Under normal circumstances, the Fund will also have a minimum of 5% and a maximum of 20% of its assets in fixed-income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities) and cash equivalent securities. The Fund may also invest in underlying fixed income funds that invest in domestic and foreign fixed-income securities, ETFs, closed-end funds, and unit investment trusts.

The Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds, and cash in the Fund within the parameters described above. When the Adviser's quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards, the Fund may reduce its position in underlying equity securities and underlying equity funds in order to attempt to reduce the risk of loss of capital.

The following table shows the Fund's asset allocation ranges:

EQUITY	Total	80 - 95%
	U.S.	55 - 85%
	International	10 - 40%
FIXED INCOME	Total	5 - 20%
	Bond	5 - 20%
	Cash and Cash Equivalents	0 - 15%

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Aggressive Growth Stock Risk. Investments in smaller or newer growth companies can be both more volatile and more speculative. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. The Fund buys equity index futures in connection with its investment strategies to equitize cash positions in the portfolio. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counterparty risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Fixed Income Risk. The Fund may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income investments generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade or junk bond). Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties ("Models and Data"). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Turnover Risk. The Fund may actively trade portfolio securities to achieve its principal investment strategies, and can be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund's performance over time and may generate more taxable short-term gains for shareholders.

Value Style Risk. Investing in or having exposure to "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available by visiting www.meederfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31/16
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 2nd Qtr. 2009 18.70%	Worst Quarter: 4th Qtr. 2008 -21.42%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Since September 6, 2016, the Russell 2500 Index is the broad-based securities market index for the Fund. The Russell 2500 Index provides a better representation of the average composition of that Fund since that date.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Aggressive Growth Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLAGX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
One Year	rr_ExpenseExampleYear01	$ 168
Three Years	rr_ExpenseExampleYear03	520
Five Years	rr_ExpenseExampleYear05	897
Ten Years	rr_ExpenseExampleYear10	$ 1,955
Annual Return 2007	rr_AnnualReturn2007	6.14%
Annual Return 2008	rr_AnnualReturn2008	(38.98%)
Annual Return 2009	rr_AnnualReturn2009	32.76%
Annual Return 2010	rr_AnnualReturn2010	15.67%
Annual Return 2011	rr_AnnualReturn2011	(7.15%)
Annual Return 2012	rr_AnnualReturn2012	14.05%
Annual Return 2013	rr_AnnualReturn2013	30.40%
Annual Return 2014	rr_AnnualReturn2014	13.49%
Annual Return 2015	rr_AnnualReturn2015	(4.35%)
Annual Return 2016	rr_AnnualReturn2016	8.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.42%)
1 Year	rr_AverageAnnualReturnYear01	8.26%
5 Years	rr_AverageAnnualReturnYear05	11.82%
10 Years	rr_AverageAnnualReturnYear10	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
Aggressive Growth Fund | Adviser Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGHAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
One Year	rr_ExpenseExampleYear01	$ 149
Three Years	rr_ExpenseExampleYear03	462
Five Years	rr_ExpenseExampleYear05	797
Ten Years	rr_ExpenseExampleYear10	$ 1,746
Aggressive Growth Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGHIX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
One Year	rr_ExpenseExampleYear01	$ 132
Three Years	rr_ExpenseExampleYear03	412
Five Years	rr_ExpenseExampleYear05	713
Ten Years	rr_ExpenseExampleYear10	$ 1,568
Aggressive Growth Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	10.34%
10 Years	rr_AverageAnnualReturnYear10	4.15%
Aggressive Growth Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.97%
5 Years	rr_AverageAnnualReturnYear05	9.24%
10 Years	rr_AverageAnnualReturnYear10	3.76%
Aggressive Growth Fund | Russell 2500 Index (Reflects No Deduction For Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.59%	[4]
5 Years	rr_AverageAnnualReturnYear05	14.54%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.69%	[4]
Aggressive Growth Fund | The S&P 500 Index (Reflects No Deduction For Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[5]
5 Years	rr_AverageAnnualReturnYear05	14.66%	[5]
10 Years	rr_AverageAnnualReturnYear10	6.95%	[5]
Aggressive Growth Fund | Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.44%	[6]
5 Years	rr_AverageAnnualReturnYear05	12.67%	[6]
10 Years	rr_AverageAnnualReturnYear10	6.62%	[6]
Dividend Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DIVIDEND OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide total return, including capital appreciation, and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent period ending December 31, 2015, the Fund's portfolio turnover rate was 250% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	250.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses would be the same if you chose not to sell your shares at the end of the time period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to pursue its investment objective by investing primarily in common and preferred stocks. The Fund may also invest in equity investment companies ("underlying funds"), which include foreign and domestic mutual funds, as well as in exchange traded funds ("ETFs"), closed-end funds, unit investment trusts, Master Limited Partnerships ("MLPs"), and Real Estate Investment Trusts ("REITs"). An MLP is a limited partnership that is publicly traded on an exchange. It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus borrowing for investment purposes, if any) in dividend-paying equity securities. With respect to the 80% investment in dividend-paying equity securities, the Fund will look through to the investments made by the underlying funds. Additionally, the Fund may invest up to 20% of its net assets in debt securities of any maturity and of any credit rating, including securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as "high yield securities" or "junk bonds"). The Fund may also invest in index funds and index-based investments.

The Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund's portfolio from a decline in value, or to maintain a fully-invested position in equity securities.

When selecting investments for the Fund, Meeder Asset Management, Inc. ("Adviser") primarily utilizes a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company's stock in an effort to ascertain the probabilities for future price change, based on market factors.

Relying primarily on the Adviser's quantitative models, the Fund may invest in value- or growth-oriented investments (including specific sectors) and may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies. There are no investment limitations on market capitalization range or geographic regions in which the Fund may invest.

The investment strategies described above are not fundamental and may be changed by the Board of Trustees ("Board") without shareholder approval upon 60 days' written notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund. The following provides a summary of the Principal Risks of investing in the Fund:

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes, likely resulting in a decline in value of the securities.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. The Fund buys equity index futures in connection with its investment strategies to equitize cash positions in the portfolio. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counterparty risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. For example, if interest rates increase, the value of the Fund's fixed income investments generally declines. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to decline in value to a greater degree based on increases in interest rates, as compared to the market value of debt securities with shorter maturities.

Foreign Investment Risk. Investments in foreign countries present additional components of risk, including economic, political, legal and regulatory differences compared to domestic investments. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond speculative grade or junk bond). Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Market Capitalization Risk. The Fund may hold mid and small capitalization investments, which present additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect the individual issuers.

Master Limited Partnership. The Fund may invest in master limited partnerships ("MLPs"). An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. There are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. MLPs are subject to risks that are specific to the industry they serve. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of Fund shares.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties ("Models and Data"). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Real Estate Risk. The Fund may invest in real estate investment trusts ("REITs") or in underlying funds that invest in real estate, including REITs. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the "Code"), in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

Sector Risk. The Fund may invest in specific sectors of the stock market. Investing in specific market sectors presents additional components of risk. The performance of sector specific investments is largely dependent on the industry's performance, which may be different than the overall stock market. As a result, if the Fund is heavily concentrated in a specific sector, then that particular sector could significantly impact the return of the Fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of the individual issuers.

Unit Investment Trust. An investment in a unit investment trust is subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and the value of trust units may be less than what was paid for them. Unit Investment Trusts are unmanaged and each trust's portfolio is not intended to change during the life of the trust, except in limited circumstances.

Value Style Risk. Investing in or having exposure to "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available by visiting www.meederfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31/16
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 3rd Qtr. 2016 4.37%	Worst Quarter: 3rd Qtr. 2015 -7.60%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Dividend Opportunities Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLDOX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
One Year	rr_ExpenseExampleYear01	$ 182
Three Years	rr_ExpenseExampleYear03	563
Five Years	rr_ExpenseExampleYear05	970
Ten Years	rr_ExpenseExampleYear10	$ 2,105
Annual Return 2016	rr_AnnualReturn2016	12.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.60%)
1 Year	rr_AverageAnnualReturnYear01	12.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
Dividend Opportunities Fund | Adviser Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVOAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
One Year	rr_ExpenseExampleYear01	$ 143
Three Years	rr_ExpenseExampleYear03	443
Five Years	rr_ExpenseExampleYear05	766
Ten Years	rr_ExpenseExampleYear10	$ 1,680
Dividend Opportunities Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVOIX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
One Year	rr_ExpenseExampleYear01	$ 128
Three Years	rr_ExpenseExampleYear03	400
Five Years	rr_ExpenseExampleYear05	692
Ten Years	rr_ExpenseExampleYear10	$ 1,523
Dividend Opportunities Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Dividend Opportunities Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Dividend Opportunities Fund | The S&P 500 Index (Reflects No Deduction For Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Dividend Opportunities Fund | Russell 1000 Value Index (Reflects No Deduction For Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.34%
Since Inception	rr_AverageAnnualReturnSinceInception	8.84%
Dynamic Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 369% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	369.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in common and preferred stocks, as well as fixed income securities. The Fund also invests in equity investment companies ("underlying funds"), which include foreign and domestic mutual funds, as well as in exchange traded funds ("ETFs"), closed-end funds, and unit investment trusts. The Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund's portfolio from a decline in value, or to maintain a fully-invested position in equity securities. The Fund may also invest in index funds and index-based investments.

Under normal circumstances, the Fund will have a minimum of 80% and a maximum of 95% of its assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select investments without limitation to market capitalization range or sectors. Under normal circumstances, the Fund will invest 10% to 40% of its assets in international equity securities or underlying funds primarily investing in international equities, including companies that conduct their principal business activities in emerging markets.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company's stock in an effort to ascertain the probabilities for future price change, based on market factors.

Under normal circumstances, the Fund will also have a minimum of 5% and a maximum of 20% of its assets in fixed-income securities of any maturity and of any credit rating (including unrated and high yield fixed-income securities) and cash equivalent securities. The Fund may also invest in underlying fixed-income funds that invest in domestic and foreign fixed-income securities, ETFs, closed-end funds, and unit investment trusts.

The Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds and cash in the Fund within the parameters described above. When the Adviser's quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards, the Fund may reduce its position in underlying equity securities and underlying equity funds in order to attempt to reduce the risk of loss of capital.

The following table shows the Fund's asset allocation ranges:

EQUITY	Total	80 - 95%
	U.S.	55 - 85%
	International	10 - 40%
FIXED INCOME	Total	5 - 20%
	Bond	5 - 20%
	Cash and Cash Equivalents	0 - 15%

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. The Fund buys equity index futures in connection with its investment strategies to equitize cash positions in the portfolio. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counterparty risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Fixed Income Risk. The Fund may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade or junk bond). Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties ("Models and Data"). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Turnover Risk. The Fund may actively trade portfolio securities to achieve its principal investment strategies, and can be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund's performance over time and may generate more taxable short-term gains for shareholders.

Value Style Risk. Investing in or having exposure to "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available by visiting www.meederfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31/16
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 2nd Qtr. 2009 17.80%	Worst Quarter: 4th Qtr. 2008 -22.27%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Dynamic Growth Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLDGX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Net Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.48%
One Year	rr_ExpenseExampleYear01	$ 151
Three Years	rr_ExpenseExampleYear03	489
Five Years	rr_ExpenseExampleYear05	851
Ten Years	rr_ExpenseExampleYear10	$ 1,870
Annual Return 2007	rr_AnnualReturn2007	7.06%
Annual Return 2008	rr_AnnualReturn2008	(39.77%)
Annual Return 2009	rr_AnnualReturn2009	28.87%
Annual Return 2010	rr_AnnualReturn2010	15.54%
Annual Return 2011	rr_AnnualReturn2011	(5.65%)
Annual Return 2012	rr_AnnualReturn2012	14.58%
Annual Return 2013	rr_AnnualReturn2013	31.61%
Annual Return 2014	rr_AnnualReturn2014	12.80%
Annual Return 2015	rr_AnnualReturn2015	(3.46%)
Annual Return 2016	rr_AnnualReturn2016	5.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.27%)
1 Year	rr_AverageAnnualReturnYear01	5.37%
5 Years	rr_AverageAnnualReturnYear05	11.59%
10 Years	rr_AverageAnnualReturnYear10	4.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
Dynamic Growth Fund | Adviser Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DYGAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Net Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.24%
One Year	rr_ExpenseExampleYear01	$ 126
Three Years	rr_ExpenseExampleYear03	415
Five Years	rr_ExpenseExampleYear05	725
Ten Years	rr_ExpenseExampleYear10	$ 1,604
Dynamic Growth Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DYGIX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Net Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.06%
One Year	rr_ExpenseExampleYear01	$ 108
Three Years	rr_ExpenseExampleYear03	359
Five Years	rr_ExpenseExampleYear05	629
Ten Years	rr_ExpenseExampleYear10	$ 1,400
Dynamic Growth Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.92%
5 Years	rr_AverageAnnualReturnYear05	9.41%
10 Years	rr_AverageAnnualReturnYear10	3.23%
Dynamic Growth Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.37%
5 Years	rr_AverageAnnualReturnYear05	8.68%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Dynamic Growth Fund | The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Dynamic Growth Fund | Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.49%	[8]
5 Years	rr_AverageAnnualReturnYear05	12.71%	[8]
10 Years	rr_AverageAnnualReturnYear10	6.05%	[8]
Quantex Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	QUANTEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, at least 80% of the Fund's net assets will be invested in the common stock equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those whose market capitalizations are similar to the market capitalization of companies in the Russell Midcap Index or a similar index. Typically, the Fund will be diversified throughout all major industry sectors. However, more emphasis is given to capitalization levels and there are occasions when all sectors are not represented in the Fund's portfolio.

The Fund employs a quantitative investment approach that utilizes an investment model to determine which securities are to be added or removed from the Fund's portfolio on an annual basis. Stocks in the portfolio whose value has risen above or fallen below the predetermined market capitalization ranges are sold, while new undervalued stocks that have moved into the predetermined capitalization ranges are added to the Fund's portfolio. The Fund's holdings are then restructured to create an equally-weighted portfolio of equity securities.

The Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund's portfolio from a decline in value, or to maintain a fully-invested position in equity securities. The Fund also may invest in index funds, index-based investments, open-end investment companies, and exchange traded funds.

As a defensive tactic, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. The Fund buys equity index futures in connection with its investment strategies to equitize cash positions in the portfolio. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counterparty risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested.

Exchange Traded Fund Risk. The ETFs will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Market Capitalization Risk. The Fund will hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties ("Models and Data"). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available by visiting www.meederfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31/16
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 2nd Qtr. 2009 34.86%	Worst Quarter: 4th Qtr. 2008 -30.63%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Quantex Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLCGX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Net Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.54%
One Year	rr_ExpenseExampleYear01	$ 157
Three Years	rr_ExpenseExampleYear03	539
Five Years	rr_ExpenseExampleYear05	946
Ten Years	rr_ExpenseExampleYear10	$ 2,085
Annual Return 2007	rr_AnnualReturn2007	(7.00%)
Annual Return 2008	rr_AnnualReturn2008	(43.12%)
Annual Return 2009	rr_AnnualReturn2009	77.37%
Annual Return 2010	rr_AnnualReturn2010	23.21%
Annual Return 2011	rr_AnnualReturn2011	(4.05%)
Annual Return 2012	rr_AnnualReturn2012	16.93%
Annual Return 2013	rr_AnnualReturn2013	41.54%
Annual Return 2014	rr_AnnualReturn2014	9.48%
Annual Return 2015	rr_AnnualReturn2015	(7.68%)
Annual Return 2016	rr_AnnualReturn2016	22.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.63%)
1 Year	rr_AverageAnnualReturnYear01	22.14%
5 Years	rr_AverageAnnualReturnYear05	15.36%
10 Years	rr_AverageAnnualReturnYear10	8.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 1985
Quantex Fund | Adviser Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QNTAX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Net Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.37%
One Year	rr_ExpenseExampleYear01	$ 139
Three Years	rr_ExpenseExampleYear03	487
Five Years	rr_ExpenseExampleYear05	858
Ten Years	rr_ExpenseExampleYear10	$ 1,901
Quantex Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QNTIX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Net Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%
One Year	rr_ExpenseExampleYear01	$ 122
Three Years	rr_ExpenseExampleYear03	434
Five Years	rr_ExpenseExampleYear05	768
Ten Years	rr_ExpenseExampleYear10	$ 1,714
Quantex Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.82%
5 Years	rr_AverageAnnualReturnYear05	14.12%
10 Years	rr_AverageAnnualReturnYear10	7.88%
Quantex Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.77%
5 Years	rr_AverageAnnualReturnYear05	12.68%
10 Years	rr_AverageAnnualReturnYear10	7.09%
Quantex Fund | The S&P MidCap 400 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.74%
5 Years	rr_AverageAnnualReturnYear05	15.33%
10 Years	rr_AverageAnnualReturnYear10	9.16%
Quantex Fund | The Russell 2000 Index (Reflects No Deduction For Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.31%
5 Years	rr_AverageAnnualReturnYear05	14.46%
10 Years	rr_AverageAnnualReturnYear10	7.07%
Quantex Fund | Blended Index (Reflects No Deduction For Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.07%	[10]
5 Years	rr_AverageAnnualReturnYear05	14.93%	[10]
10 Years	rr_AverageAnnualReturnYear10	8.15%	[10]
Balanced Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 322% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	322.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common and preferred stocks, as well as fixed income securities. The Fund may also invest in investment companies ("underlying funds"), which include domestic and foreign mutual funds, as well as in exchange traded funds ("ETFs"), closed-end funds and unit investment trusts. The Fund may invest in index funds and index-based investments. The Fund may also invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund's portfolio from a decline in value, or to maintain a fully-invested position in equity securities.

Under normal circumstances, the Fund will have a minimum of 30% and a maximum of 70%, of its assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select growth- or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region. The Fund will also have a minimum of 30% and a maximum of 70% of its assets invested in fixed-income securities. For the fixed-income portion of the portfolio, the Fund may invest in securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, income-producing securities including domestic and foreign investment grade and below investment grade bonds, structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker's acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options and swaps. The Fund may invest in fixed income securities of any maturity, and of any credit rating (including unrated securities). In addition, for the fixed-income portion of the portfolio, the Fund may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as "high yield securities" or "junk bonds." The Fund may also invest in fixed income underlying funds that invest in foreign and domestic fixed-income, ETFs, closed-end funds and unit investment trusts.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company's stock in an effort to ascertain the probabilities for future price change, based on market factors.

The Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds and cash in the Fund, within the parameters described above. When the Adviser's quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards, the Fund will reduce its position in underlying equity securities and underlying equity funds in order to attempt to minimize the risk of loss of capital. The Fund may also reduce its equity exposure by selling short stock index futures contracts. The Fund's goal is to minimize losses during high-risk market environments and to provide attractive returns during low-risk markets.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. The Fund may invest in investment grade and below investment grade (junk) corporate debt obligations, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or below investment grade corporate debt obligations. Investments in corporate bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Below investment grade (junk) corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. The Fund buys and sells equity index futures in connection with its investment strategies to equitize cash positions in the portfolio or as a defensive tactic to reduce its equity exposure. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counterparty risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested and in the case of short sales of equity index futures the potential loss is theoretically unlimited.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Fixed Income Risk. The Fund invests in fixed income securities and underlying funds that invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are more volatile and are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade or junk bond). Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties ("Models and Data"). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Turnover Risk. The Fund may actively trade portfolio securities to achieve its principal investment strategies, and can be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund's performance over time and may generate more taxable short-term gains for shareholders.

Value Style Risk. Investing in or having exposure to "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available by visiting www.meederfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31/16
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 3rd Qtr. 2009 8.96%	Worst Quarter: 3rd Qtr. 2011 -11.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Balanced Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLDFX
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
One Year	rr_ExpenseExampleYear01	$ 170
Three Years	rr_ExpenseExampleYear03	526
Five Years	rr_ExpenseExampleYear05	907
Ten Years	rr_ExpenseExampleYear10	$ 1,976
Annual Return 2007	rr_AnnualReturn2007	5.03%
Annual Return 2008	rr_AnnualReturn2008	(24.16%)
Annual Return 2009	rr_AnnualReturn2009	14.65%
Annual Return 2010	rr_AnnualReturn2010	9.76%
Annual Return 2011	rr_AnnualReturn2011	(4.49%)
Annual Return 2012	rr_AnnualReturn2012	10.42%
Annual Return 2013	rr_AnnualReturn2013	19.79%
Annual Return 2014	rr_AnnualReturn2014	8.61%
Annual Return 2015	rr_AnnualReturn2015	(4.47%)
Annual Return 2016	rr_AnnualReturn2016	4.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.55%)
1 Year	rr_AverageAnnualReturnYear01	4.84%
5 Years	rr_AverageAnnualReturnYear05	7.55%
10 Years	rr_AverageAnnualReturnYear10	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2006
Balanced Fund | Adviser Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLNAX
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
One Year	rr_ExpenseExampleYear01	$ 150
Three Years	rr_ExpenseExampleYear03	465
Five Years	rr_ExpenseExampleYear05	803
Ten Years	rr_ExpenseExampleYear10	$ 1,757
Balanced Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLNIX
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
One Year	rr_ExpenseExampleYear01	$ 133
Three Years	rr_ExpenseExampleYear03	415
Five Years	rr_ExpenseExampleYear05	718
Ten Years	rr_ExpenseExampleYear10	$ 1,579
Balanced Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.37%
5 Years	rr_AverageAnnualReturnYear05	6.07%
10 Years	rr_AverageAnnualReturnYear10	2.24%
Balanced Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.92%
5 Years	rr_AverageAnnualReturnYear05	5.54%
10 Years	rr_AverageAnnualReturnYear10	2.20%
Balanced Fund | The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Balanced Fund | Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.94%	[11]
5 Years	rr_AverageAnnualReturnYear05	6.82%	[11]
10 Years	rr_AverageAnnualReturnYear10	4.69%	[11]
Muirfield Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MUIRFIELD FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 414% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	414.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in common and preferred stocks. The Fund may also invest in equity investment companies ("underlying funds"), which include domestic and foreign mutual funds, as well as in exchange traded funds ("ETFs"), closed-end funds, and unit investment trusts. The Fund may invest in index funds and index-based investments. The Fund may also invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund's portfolio from a decline in value, or to maintain a fully-invested position in equity securities.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company's stock in an effort to ascertain the probabilities for future price change, based on market factors.

In addition, the quantitative models assist the Adviser in selecting growth- or value-oriented investments (including specific sectors) for the Fund, and there are no investment limitations on market capitalization range or geographic region. The Adviser's models also help guide the selection of the Fund's investments in common stocks or underlying fund types, as the Adviser selects securities that the Adviser believes represent above average market potential relative to market risk. The Adviser may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies.

As a defensive tactic, the Fund will reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to reduce the risk of loss when the Adviser's quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards. As a result, by utilizing an unconstrained tactical strategy, the Fund may invest up to 100% of its assets in fixed income securities of any of any maturity and of any credit rating (including unrated and high yield fixed income securities) and cash equivalent securities. The Fund may also invest in underlying fixed income funds that invest in domestic and foreign fixed-income securities, ETFs, closed-end funds, and unit investment trusts. The Fund may also reduce its equity exposure by selling short stock index futures contracts.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. The Fund may invest in investment grade and below investment grade (junk) corporate debt obligations, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or below investment grade corporate debt obligations. Investments in corporate bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Below investment grade (junk) corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. The Fund buys and sells equity index futures in connection with its investment strategies to equitize cash positions in the portfolio or as a defensive tactic to reduce its equity exposure. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counterparty risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested and in the case of short sales of equity index futures the potential loss is theoretically unlimited.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade or junk bond). Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties ("Models and Data"). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Turnover Risk. The Fund may actively trade portfolio securities to achieve its principal investment strategies, and can be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund's performance over time and may generate more taxable short-term gains for shareholders.

Value Style Risk. Investing in or having exposure to "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available by visiting www.meederfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31/16
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 3rd Qtr. 2009 11.86%	Worst Quarter: 3rd Qtr. 2011 -16.17%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Muirfield Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLMFX
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
One Year	rr_ExpenseExampleYear01	$ 144
Three Years	rr_ExpenseExampleYear03	446
Five Years	rr_ExpenseExampleYear05	771
Ten Years	rr_ExpenseExampleYear10	$ 1,691
Annual Return 2007	rr_AnnualReturn2007	7.02%
Annual Return 2008	rr_AnnualReturn2008	(30.07%)
Annual Return 2009	rr_AnnualReturn2009	18.95%
Annual Return 2010	rr_AnnualReturn2010	12.65%
Annual Return 2011	rr_AnnualReturn2011	(7.55%)
Annual Return 2012	rr_AnnualReturn2012	12.38%
Annual Return 2013	rr_AnnualReturn2013	30.46%
Annual Return 2014	rr_AnnualReturn2014	12.12%
Annual Return 2015	rr_AnnualReturn2015	(5.50%)
Annual Return 2016	rr_AnnualReturn2016	5.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.17%)
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years	rr_AverageAnnualReturnYear05	10.43%
10 Years	rr_AverageAnnualReturnYear10	4.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 1988
Muirfield Fund | Adviser Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLMAX
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	397
Five Years	rr_ExpenseExampleYear05	686
Ten Years	rr_ExpenseExampleYear10	$ 1,511
Muirfield Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLMIX
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
One Year	rr_ExpenseExampleYear01	$ 109
Three Years	rr_ExpenseExampleYear03	340
Five Years	rr_ExpenseExampleYear05	590
Ten Years	rr_ExpenseExampleYear10	$ 1,306
Muirfield Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.42%
5 Years	rr_AverageAnnualReturnYear05	9.05%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Muirfield Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.45%
5 Years	rr_AverageAnnualReturnYear05	8.11%
10 Years	rr_AverageAnnualReturnYear10	3.21%
Muirfield Fund | The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Muirfield Fund | Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.29%	[12]
5 Years	rr_AverageAnnualReturnYear05	8.76%	[12]
10 Years	rr_AverageAnnualReturnYear10	4.71%	[12]
Spectrum Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPECTRUM FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 235% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	235.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective primarily by taking long and short positions in the global securities markets. The Fund primarily invests long in common and preferred stocks and in investment companies ("underlying funds"), which include domestic and foreign mutual funds, as well as in exchange traded funds ("ETFs"), closed-end funds, and unit investment trusts. Short positions involve selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's typical long equity investment exposure will range from 0% to 150%, while the Fund's typical short equity investment exposure will range from 0% to 50%. The Fund may use leverage (e.g., by borrowing or through derivatives). As a result, the sum of the Fund's investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund may select growth- or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region. The Fund may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies. The Fund may also establish long or short positions in index funds and index-based investments. The Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund's portfolio from a decline in value, or to maintain a fully-invested position in equity securities.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company's stock in an effort to ascertain the probabilities for future price change, based on market factors.

The Adviser's quantitative models assist the Adviser in selecting growth- or value-oriented investments (including specific sectors) for the Fund, and there are no investment limitations on market capitalization range or geographic region. The Adviser's models also help guide the selection of the Fund's investments in common stocks or underlying fund types, as the Adviser selects securities that the Adviser believes represent above average market potential relative to market risk.

As a defensive tactic, the Fund will reduce or eliminate its net position in common stocks and underlying equity funds in an attempt to preserve capital when the Adviser's evaluation indicates that the risks of the stock market may be greater than the potential rewards. As a result, the Fund may invest up to 100% of its assets in fixed income securities of any of any maturity and of any credit rating (including unrated and high yield fixed income securities) and cash equivalent securities. The Fund may also invest in fixed income underlying funds that invest in foreign and domestic fixed-income, ETFs, closed-end funds and unit investment trusts. The Fund may also reduce its equity exposure by selling short stock index futures contracts.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. The Fund invests in fixed income securities of any credit quality. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. The Fund buys and sells equity index futures to equitize cash positions in the portfolio, as a defensive tactic to reduce its equity exposure, and as an element of its principal investment strategy of taking leveraged long or short positions in equity markets. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counterparty risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. When used to create leverage or take short positions, these transactions are considered speculative and carry a theoretically unlimited risk of loss to the Fund.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Fixed Income Risk. The Fund invests in fixed income securities of any maturity. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade or junk bond). Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Leverage Risk. The use of leverage by the Fund, such as borrowing money to purchase securities or the use of derivatives, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties ("Models and Data"). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Short Sale Risk. The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund's losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Turnover Risk. The Fund may actively trade portfolio securities to achieve its principal investment strategies, and can be driven by changes in our various quantitative investment models discussed above. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund's performance over time and may generate more taxable short-term gains for shareholders.

Value Style Risk. Investing in or having exposure to "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available by visiting www.meederfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31/16
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 3rd Qtr. 2016 3.70%	Worst Quarter: 3rd Qtr. 2015 -4.46%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Spectrum Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLSPX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Expense on Short Sales	meeder_ExpenseOnShortSales	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
One Year	rr_ExpenseExampleYear01	$ 206
Three Years	rr_ExpenseExampleYear03	637
Five Years	rr_ExpenseExampleYear05	1,093
Ten Years	rr_ExpenseExampleYear10	$ 2,358
Annual Return 2015	rr_AnnualReturn2015	(1.21%)
Annual Return 2016	rr_AnnualReturn2016	6.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.46%)
1 Year	rr_AverageAnnualReturnYear01	6.97%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015
Spectrum Fund | Adviser Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRUAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Expense on Short Sales	meeder_ExpenseOnShortSales	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
One Year	rr_ExpenseExampleYear01	$ 181
Three Years	rr_ExpenseExampleYear03	560
Five Years	rr_ExpenseExampleYear05	964
Ten Years	rr_ExpenseExampleYear10	$ 2,095
Spectrum Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRUIX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Expense on Short Sales	meeder_ExpenseOnShortSales	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
One Year	rr_ExpenseExampleYear01	$ 164
Three Years	rr_ExpenseExampleYear03	508
Five Years	rr_ExpenseExampleYear05	876
Ten Years	rr_ExpenseExampleYear10	$ 1,911
Spectrum Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
Spectrum Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Spectrum Fund | The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Spectrum Fund | Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.29%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%	[12]
Infrastructure Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INFRASTRUCTURE FUND (formerly known as Miller/Howard Infrastructure Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide total return, including capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund generally invests at least 80% of the value of its net assets, plus any borrowing for investment purposes, in the equity securities, both common and preferred, of domestic or foreign (global exposure is provided through exchange-traded ADRs (American Depository Receipts)) infrastructure companies, their suppliers and subcontractors including water, gas, electric utilities, waste, communication and telecom, internet, energy midstream, roads and bridges, healthcare and technology facilities, transportation and logistics and renewable energy. The Fund will generally seek to invest in the securities of issuers that Adviser considers to be financially strong with reliable earnings, but may invest in securities having other attributes in its discretion. The Fund may also invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund's portfolio from a decline in value, or to maintain a fully-invested position in equity securities.

The Fund will invest 25% or more of its total assets at the time of purchase in securities of public utility companies. Utility companies are defined as those that provide electricity, natural gas, water, telecommunications, video distribution or sanitary services (collectively, "utility services") to the public and industry. Suppliers of services and equipment to those companies may include, for example, transportation and distribution services between utilities and producers of energy, independent producers of energy, construction companies, related tool and machinery manufacturer, meter and measuring device companies, and manufacturers of control software and enabling technology of any kind. Suppliers may also include telephone, broadband and routing equipment manufacturers, and alternate energy equipment manufacturers.

The Fund may invest up to 25% of its total assets at the time of purchase in securities of master limited partnerships ("MLPs") generally in the energy sector. An MLP is a limited partnership that is publicly traded on an exchange. It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. In addition, the Fund may invest in preferred equity, convertible securities, rights, warrants and depository receipts of companies that are organized as corporations and energy REITs. The Fund may also invest in a broad mix of assets including, but not limited to, registered investment companies, royalty trusts, exchange traded notes, exchange traded funds, index funds and index-based investments, and defensive instruments such as cash and cash equivalents. The Fund may invest without regard to capitalization. For purposes of the Fund's 80% test, any investments in derivatives will be valued at market value.

The Adviser uses fundamental analysis to identify those securities that it believes provide potential for capital appreciation, current income, or growth of income. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. In addition, the Adviser may from time to time use technical analysis in attempting to determine optimal buy and sell points for individual securities. Technical analysis views the absolute and relative movement of a company's stock in an effort to ascertain the probabilities for future price change, based on market factors.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund generally invests at least 80% of the value of its net assets, plus any borrowing for investment purposes, in the equity securities, both common and preferred, of domestic or foreign (global exposure is provided through exchange-traded ADRs (American Depository Receipts)) infrastructure companies, their suppliers and subcontractors including water, gas, electric utilities, waste, communication and telecom, internet, energy midstream, roads and bridges, healthcare and technology facilities, transportation and logistics and renewable energy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Concentration Risk. Because the Fund is concentrated in the infrastructure and utilities industries, its performance is largely dependent on those industries' performance, which may differ from that of the overall stock market. Governmental regulation of some companies can limit their ability to expand their businesses or to pass cost increases on to customers. Companies providing power or energy-related services may also be affected by fuel shortages or cost increases, environmental protection or energy conservation regulations, and fluctuating demand for their services. The telecommunications segment has historically been more volatile due to the rapid pace of product change and development within the segment. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund's original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund's returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund's obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Energy Sector Risk. Because the Fund may invest up to 25% of its Total Assets in MLPs, generally in the energy sector, and may otherwise invest in the energy sector, the Fund is subject to energy sector risks. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole, and a downturn in the energy sector could have an adverse effect on the Fund's performance. To the extent a significant portion of the Fund is invested in the energy sector, the Fund may present more risks than if it were more broadly diversified over numerous industries and sectors of the economy. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Infrastructure Companies Risk. A fund that invests significantly in infrastructure related securities has exposure to adverse economic, regulatory, political, legal and other changes affecting the issuers of such securities. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to:

•	difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets;
•	inexperience with and potential losses resulting from regulatory decisions;

•	costs associated with compliance with and changes in environmental and other regulations;
•	regulation by various government authorities; government regulation of rates charged to customers;
•	service interruption due to environmental, operational or other mishaps;
•	the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure assets.

Market Capitalization Risk. The Fund may hold mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Risks of Master Limited Partnerships ("MLPs"). An investment in MLP units involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Under normal market conditions, the Fund may invest up to 25% of its Total Assets in MLP units. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. There are certain tax risks associated with an investment in MLP units (described further below). Additionally, conflicts of interest may exist among common unit holders, subordinated unit holders and the general partner or managing member of an MLP; for example a conflict may arise as a result of incentive distribution payments.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund's performance has varied from year to year. The bar chart shows the variability of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available by visiting www.meederfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31/16 – Retail Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 2nd Qtr. 2009 16.21%	Worst Quarter: 4th Qtr. 2008-20.10%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Infrastructure Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLRUX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Net Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.05%
One Year	rr_ExpenseExampleYear01	$ 208
Three Years	rr_ExpenseExampleYear03	694
Five Years	rr_ExpenseExampleYear05	1,208
Ten Years	rr_ExpenseExampleYear10	$ 2,616
Annual Return 2007	rr_AnnualReturn2007	18.24%
Annual Return 2008	rr_AnnualReturn2008	(37.63%)
Annual Return 2009	rr_AnnualReturn2009	30.63%
Annual Return 2010	rr_AnnualReturn2010	14.10%
Annual Return 2011	rr_AnnualReturn2011	3.93%
Annual Return 2012	rr_AnnualReturn2012	1.52%
Annual Return 2013	rr_AnnualReturn2013	28.96%
Annual Return 2014	rr_AnnualReturn2014	9.42%
Annual Return 2015	rr_AnnualReturn2015	(16.92%)
Annual Return 2016	rr_AnnualReturn2016	19.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.10%)
1 Year	rr_AverageAnnualReturnYear01	19.87%
5 Years	rr_AverageAnnualReturnYear05	7.37%
10 Years	rr_AverageAnnualReturnYear10	5.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 1995
Infrastructure Fund | Adviser Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IFAAX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Net Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.88%
One Year	rr_ExpenseExampleYear01	$ 191
Three Years	rr_ExpenseExampleYear03	643
Five Years	rr_ExpenseExampleYear05	1,121
Ten Years	rr_ExpenseExampleYear10	$ 2,442
Infrastructure Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IFAIX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Net Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.74%
One Year	rr_ExpenseExampleYear01	$ 177
Three Years	rr_ExpenseExampleYear03	600
Five Years	rr_ExpenseExampleYear05	1,050
Ten Years	rr_ExpenseExampleYear10	$ 2,297
Infrastructure Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.21%
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	4.00%
Infrastructure Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.28%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	4.00%
Infrastructure Fund | Morningstar Global Equity Infrastructure Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.48%
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years	rr_AverageAnnualReturnYear10	4.32%
Total Return Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOTAL RETURN BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective is total return, consisting of income and capital growth, consistent with minimizing the risk of loss of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the current year, the Fund's portfolio turnover rate was 217% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	217.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal market conditions, invests at least 80% of its assets in bonds which include fixed income securities and/or investments that provide exposure to fixed income securities. The Fund pursues its investment objective by investing primarily in fixed income investment companies ("underlying funds"), which include mutual funds with investments in domestic and foreign fixed-income securities, exchange traded funds ("ETFs"), closed-end funds, and unit investments trusts. Investments in fixed income securities may also include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, income-producing securities including U.S. and foreign investment grade and below investment grade corporate bonds, convertible corporate bonds, structure instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker's acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options and swaps. The Fund may invest in securities of any maturity, as well as in common and preferred stocks, Real Estate Investment Trusts ("REITs"), or Master Limited Partnerships ("MLPs"). The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as "high yield securities" or "junk bonds".

The Fund's Adviser uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and the Adviser's own assessment of economic and market conditions, to create an optimal risk/return allocation of the Fund's assets among various segments of the fixed-income market. After sector allocations are made, the Fund's Adviser uses traditional credit analysis to identify investments for the Fund's portfolio. In addition, the Adviser utilizes quantitative models to assist in managing the duration of the Fund's investment portfolio. As a defensive measure, the Adviser is permitted to shift the Fund's investments between fixed income investments across the credit quality spectrum, ranging from U.S. Government Securities to high yield securities.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Credit Risk. The Fund may invest in investment grade and below investment grade (junk) corporate debt obligations, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or below investment grade corporate debt obligations. Investments in corporate bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Below investment grade (junk) corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. The Fund may buy equity index futures in connection with its investment strategies to equitize cash positions in the portfolio. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counterparty risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade or junk bond). Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Investment Company Risk. Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties ("Models and Data"). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Turnover Risk. The Fund may actively trade portfolio securities to achieve its principal investment strategies, and can be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund's performance over time and may generate more taxable short-term gains for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available by visiting www.meederfunds.com

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31/16 – Retail Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 3rd Qtr. 2012 3.84%	Worst Quarter: 2nd Qtr. 2013 -3.09%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Bloomberg Barclays US Aggregate Bond Index is a benchmark index composed of U.S. securities in Treasury, government-related, corporate, and securitized sectors. It includes securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

Total Return Bond Fund | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLBDX
Management Fees	rr_ManagementFeesOverAssets	0.29%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
One Year	rr_ExpenseExampleYear01	$ 163
Three Years	rr_ExpenseExampleYear03	505
Five Years	rr_ExpenseExampleYear05	871
Ten Years	rr_ExpenseExampleYear10	$ 1,900
Annual Return 2012	rr_AnnualReturn2012	8.93%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	1.78%
Annual Return 2015	rr_AnnualReturn2015	(2.51%)
Annual Return 2016	rr_AnnualReturn2016	4.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.09%)
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Years	rr_AverageAnnualReturnYear05	2.47%
Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
Total Return Bond Fund | Adviser Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNDAX
Management Fees	rr_ManagementFeesOverAssets	0.29%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
One Year	rr_ExpenseExampleYear01	$ 135
Three Years	rr_ExpenseExampleYear03	421
Five Years	rr_ExpenseExampleYear05	729
Ten Years	rr_ExpenseExampleYear10	$ 1,601
Total Return Bond Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNDIX
Management Fees	rr_ManagementFeesOverAssets	0.29%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
One Year	rr_ExpenseExampleYear01	$ 118
Three Years	rr_ExpenseExampleYear03	368
Five Years	rr_ExpenseExampleYear05	638
Ten Years	rr_ExpenseExampleYear10	$ 1,409
Total Return Bond Fund | After Taxes on Distributions | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.31%
5 Years	rr_AverageAnnualReturnYear05	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
Total Return Bond Fund | After Taxes on Distributions and Sales | Retail Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.71%
5 Years	rr_AverageAnnualReturnYear05	1.30%
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
Total Return Bond Fund | Bloomberg Barclays US Aggregate Bond Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Meeder Prime Money Market Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRIME MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide current income while maintaining a stable share price of $1.00.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. Government, securities issued by U.S. Government agencies, obligations issued by corporations and financial institutions, and money market mutual funds that invest in such securities.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, including those related to liquidity, quality, maturity, and diversification. Consistent with these requirements, the Fund:

•	Seeks to maintain a net asset value of $1.00 per share.
•	Only acquires securities the Fund's investment adviser determines present minimal credit risks and that are "Eligible Securities" under applicable regulation.
•	Only acquires securities with remaining maturities of 397 calendar days or less as determined under Rule 2a-7.
•	Maintains a dollar-weighted average portfolio maturity of 60 calendar days or less.
•	Will not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. Government securities or as permitted under Rule 2a-7.
•	Will not acquire any illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities.
•	Maintains a maximum dollar-weighted average life maturity of 120 calendar days or less.
•	Will not acquire any security other than a "daily liquid asset" (as defined in Rule 2a-7) if, immediately after the acquisition, the Fund would have invested less than 10% of its total assets in "daily liquid assets."
•	Will not acquire any security other than a "weekly liquid asset" (as defined in Rule 2a-7) if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in "weekly liquid assets."

The Fund will limit its purchases to U.S. Government securities and securities of its agencies and instrumentalities, bank obligations and instruments secured thereby, high quality commercial paper, high-grade corporate obligations, funding agreements, repurchase agreements, and money market mutual funds that invest in such securities. The Fund generally will attempt to purchase securities with longer maturities when it believes interest rates are falling and will attempt to purchase securities with shorter maturities when it believes interest rates are rising.

The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The term of a fixed income security used as collateral may be longer than permissible for the Fund to invest directly.

The Fund intends to qualify as a "Retail Money Market Fund," as defined by Rule 2a-7 under the Investment Company Act of 1940. Retail Money Market Funds may be beneficially owned only by natural persons, as determined in the "How to Buy Shares" section of this Prospectus.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Credit Risk. Investments in fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Investment Company Risk. To the extent the Fund invests in money market mutual funds ("the underlying funds"), you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses.

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund's performance has varied from year to year. The bar chart shows variability of the Fund's annual total returns over time. The table shows the Fund's average annual total returns for annual time periods ended December 31. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available by visiting www.meederfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance has varied from year to year. The bar chart shows variability of the Fund's annual total returns over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31/16 Prime Money Market Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 3rd Qtr. 2007 1.24%	Worst Quarter: 1st Qtr. 2015 0.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund's average annual total returns are compared to the Lipper Average General Purpose Money Market Fund which are groupings of retail and institutional money market funds that take into account the deduction of expenses associated with a money market fund, such as investment management and accounting fees.

Yield as of 12/31/16

	7-Day Simple Yield	7-Day Compound Yield
Prime Money Market Fund	0.42%	0.42%

Updated performance information is available by visiting www.meederfunds.com.

Money Market Seven Day Yield Column [Text]	rr_MoneyMarketSevenDayYieldColumnName	7-Day Simple Yield
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.42%
Meeder Prime Money Market Fund | Meeder Prime Money Market Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFMXX
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
One Year	rr_ExpenseExampleYear01	$ 75
Three Years	rr_ExpenseExampleYear03	233
Five Years	rr_ExpenseExampleYear05	406
Ten Years	rr_ExpenseExampleYear10	$ 906
Annual Return 2007	rr_AnnualReturn2007	4.95%
Annual Return 2008	rr_AnnualReturn2008	2.65%
Annual Return 2009	rr_AnnualReturn2009	0.64%
Annual Return 2010	rr_AnnualReturn2010	0.20%
Annual Return 2011	rr_AnnualReturn2011	0.11%
Annual Return 2012	rr_AnnualReturn2012	0.10%
Annual Return 2013	rr_AnnualReturn2013	0.08%
Annual Return 2014	rr_AnnualReturn2014	0.06%
Annual Return 2015	rr_AnnualReturn2015	0.07%
Annual Return 2016	rr_AnnualReturn2016	0.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.29%
5 Years	rr_AverageAnnualReturnYear05	0.12%
10 Years	rr_AverageAnnualReturnYear10	0.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 1985
Meeder Prime Money Market Fund | The Lipper Average General Purpose Money Market Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Meeder Institutional Prime Money Market Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MEEDER INSTITUTIONAL PRIME MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide current income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. Government, securities issued by U.S. Government agencies, obligations issued by corporations and financial institutions, repurchase agreements, and money market mutual funds that invest in such securities.

The Fund is a money market fund managed to meet the quality, maturity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940. Consistent with these requirements, the Fund:

•	Computes its price per share for purposes of distribution, redemption and repurchase by rounding the Fund's current net asset value per share to a minimum of the fourth decimal place.

•	Only acquires securities that the Fund's investment adviser determines present minimal credit risks and that are "Eligible Securities" under applicable regulation.

•	Only acquires securities with remaining maturities of 397 calendar days or less as determined under Rule 2a-7.

•	Will not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. Government securities or as permitted under Rule 2a-7.

•	Will not acquire any illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities.

•	Maintains a dollar-weighted average portfolio maturity of 60 calendar days or less.

•	Maintains a maximum dollar-weighted average life maturity of 120 calendar days or less.

•	Will not acquire any security other than a "daily liquid asset" (as defined in Rule 2a-7) if, immediately after the acquisition, the Fund would have invested less than 10% of its total assets in "daily liquid assets."

•	Will not acquire any security other than a "weekly liquid asset" (as defined in Rule 2a-7) if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in "weekly liquid assets."

The Fund will limit its purchases to U.S. Government securities and securities of its agencies and instrumentalities, bank obligations and instruments secured thereby, high quality commercial paper, high-grade corporate obligations, funding agreements, repurchase agreements and money market mutual funds that invest in such securities. The Fund generally will attempt to purchase securities with longer maturities when it believes interest rates are falling and will attempt to purchase securities with shorter maturities when it believes interest rates are rising.

The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The term of a fixed income security used as collateral may be longer than permissible for the Fund to invest directly.

Other than as set forth in the Statement of Additional Information ("SAI"), the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Credit Risk. Investments in fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Investment Company Risk. To the extent the Fund invests in money market mutual funds ("the underlying funds"), you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses.

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for one calendar year.
Meeder Institutional Prime Money Market Fund | Meeder Institutional Prime Money Market Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLPXX
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Net Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.66%	[13]
One Year	rr_ExpenseExampleYear01	$ 61
Three Years	rr_ExpenseExampleYear03	210
Five Years	rr_ExpenseExampleYear05	371
Ten Years	rr_ExpenseExampleYear10	$ 839

[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	The MSCI ACWI Index is the broad-based securities market index for the Fund. The MSCI ACWI Index represents and captures large and mid-cap representation across 23 Developed Markets and 23 Emerging Markets countries.
[3]	The Blended Index is comprised of 34% MSCI EAFE Index, 22% S&P 500 Index, 12% S&P MidCap 400 Index, 11% MSCI Emerging Markets Index, 7% Russell 2000 Index, 7% Dow Jones US Select REIT Index, and 7% S&P GSCI Total Return Index.
[4]	Since September 6, 2016, the Russell 2500 Index is the broad-based securities market index for the Fund. The Russell 2500 Index provides a better representation of the average composition of that Fund since that date.
[5]	From the inception date of the Fund until September 5, 2016, the S&P 500 Index was used as the broad-based securities market index for the Fund.
[6]	The Blended Index is comprised of 70% Russell 2500 Index, 25% MSCI ACWI ex USA Index, and 5% Bloomberg Barclays US Aggregate Bond Index.
[7]	The Adviser has contractually agreed to reduce its management fee by 0.10% on the first $200,000,000 in average daily net assets. The agreement may be terminated by the Adviser after April 30, 2018, unless the contract is renewed. The contractual fee waiver may not be changed or terminated during the time period set forth above.
[8]	The Blended Index is comprised of 70% S&P 500 Index, 25% MSCI ACWI ex USA Index, and 5% Bloomberg Barclays US Aggregate Bond Index.
[9]	The Adviser has contractually agreed to reduce its management fee by 0.25% on the first $50,000,000 in average daily net assets. The agreement may be terminated by the Adviser after April 30, 2018, unless the contract is renewed. The contractual fee waiver may not be changed or terminated during the time period set forth above.
[10]	The Blended Index consists of 50% of the Russell 2000 Index and 50% of the S&P MidCap 400 Index.
[11]	The Blended Index is comprised 42% of the S&P 500 Index, 28% of the average 90-day T-bills, and 30% of the Bloomberg Barclays US Aggregate Bond Index.
[12]	The Blended Index is comprised 60% of the S&P 500 Index and 40% of 90-day T-bills.
[13]	The Adviser has agreed contractually to reduce its fees and/or reimburse expenses for the Fund through April 30, 2018, to the extent necessary to limit the total operating expenses of the Fund, excluding brokerage fees and commissions, taxes, interest, acquired fund fees, and extraordinary or non-recurring expenses, to no more than 0.60%.